Trade Receivables and Contract Assets - Summary of Allowances for Expected Credit Losses on Trade Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables And Contract Assets [Abstract]
As at January 1	€ 7,696	€ 7,355
Accruals	3,478	1,631
Releases	(4,413)	(552)
Utilizations	(390)	(374)
Exchange differences	173	(364)
As at December 31	€ 6,544	€ 7,696